PROJECT ASSETS	12 Months Ended
Dec. 31, 2012
PROJECT ASSETS [Abstract]
PROJECT ASSETS
11.	PROJECT ASSETS

As of December 31, 2011 and 2012, the balances of project assets were RMB272,504,672 and RMB536,391,099, respectively. As of December 31,2011 and 2012, project assets with book value of nil and RMB 349,485,131 had been completed and connected to the grid. The revenue from connection to the grid for the years ended December 31, 2011 and 2012 is nil and RMB1,607,066, respectively.